Document and Entity Information	12 Months Ended
Jul. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun 4, 2012
Registrant Name	IVY FUNDS
Central Index Key	0000883622
Amendment Flag	false
Document Creation Date	Jun 4, 2012
Document Effective Date	Jun 4, 2012
Prospectus Date	Jul 29, 2011

Ivy Funds

Supplement dated June 4, 2012 to the
Ivy Funds Prospectus
dated July 29, 2011
and as supplemented August 18, 2011, August 31, 2011, November 16, 2011,
February 17, 2012, April 24, 2012 and May 8, 2012

Effective June 4, 2012, The Bank of New York Mellon will become the custodian and foreign custody manager, respectively for each Fund. Accordingly, the reference in this Prospectus on page 258 to UMB Bank, n.a., is deleted and replaced with The Bank of New York Mellon, which is located at One Wall Street, New York, NY 10286, effective as of that date.

The Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 75 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.49%	0.71%	0.40%	1.10%	0.29%	0.30%
Total Annual Fund Operating Expenses	1.44%	2.41%	2.10%	2.05%	0.99%	1.25%
Fee Waiver and/or Expense Reimbursement[2]	0.09%	0.11%	0.08%	0.72%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.30%	2.02%	1.33%	0.91%	1.17%

[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
The Example table in the “Fees and Expenses” section on pages 75-76 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	633	1,041	1,376	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	233	741	1,276	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 78 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	8.01%	7.64%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)	11.15%	4.82%	5.54%
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from J.P. Morgan Non-U.S. Government Bond Index and MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the 60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.44%	4.45%	5.66%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	ivyf2_SupplementTextBlock	Ivy Funds

Supplement dated June 4, 2012 to the
Ivy Funds Prospectus
dated July 29, 2011
and as supplemented August 18, 2011, August 31, 2011, November 16, 2011,
February 17, 2012, April 24, 2012 and May 8, 2012

Effective June 4, 2012, The Bank of New York Mellon will become the custodian and foreign custody manager, respectively for each Fund. Accordingly, the reference in this Prospectus on page 258 to UMB Bank, n.a., is deleted and replaced with The Bank of New York Mellon, which is located at One Wall Street, New York, NY 10286, effective as of that date.

The Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 75 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.49%	0.71%	0.40%	1.10%	0.29%	0.30%
Total Annual Fund Operating Expenses	1.44%	2.41%	2.10%	2.05%	0.99%	1.25%
Fee Waiver and/or Expense Reimbursement[2]	0.09%	0.11%	0.08%	0.72%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.30%	2.02%	1.33%	0.91%	1.17%

[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
The Example table in the “Fees and Expenses” section on pages 75-76 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	633	1,041	1,376	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	233	741	1,276	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 78 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	8.01%	7.64%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)	11.15%	4.82%	5.54%
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from J.P. Morgan Non-U.S. Government Bond Index and MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the 60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.44%	4.45%	5.66%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock	Ivy Funds

Supplement dated June 4, 2012 to the
Ivy Funds Prospectus
dated July 29, 2011
and as supplemented August 18, 2011, August 31, 2011, November 16, 2011,
February 17, 2012, April 24, 2012 and May 8, 2012

Effective June 4, 2012, The Bank of New York Mellon will become the custodian and foreign custody manager, respectively for each Fund. Accordingly, the reference in this Prospectus on page 258 to UMB Bank, n.a., is deleted and replaced with The Bank of New York Mellon, which is located at One Wall Street, New York, NY 10286, effective as of that date.

The Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 75 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.49%	0.71%	0.40%	1.10%	0.29%	0.30%
Total Annual Fund Operating Expenses	1.44%	2.41%	2.10%	2.05%	0.99%	1.25%
Fee Waiver and/or Expense Reimbursement[2]	0.09%	0.11%	0.08%	0.72%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	2.30%	2.02%	1.33%	0.91%	1.17%

[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
The Example table in the “Fees and Expenses” section on pages 75-76 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	633	1,041	1,376	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$996	$1,309	$2,193
Class B Shares	233	741	1,276	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,175	1,652	2,963
Class I Shares	93	307	539	1,206
Class Y Shares	119	389	679	1,504
The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 78 for Ivy Global Income Allocation Fund is deleted and replaced with the following:
Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	8.01%	7.64%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)	11.15%	4.82%	5.54%
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from J.P. Morgan Non-U.S. Government Bond Index and MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the 60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.44%	4.45%	5.66%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Global Income Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	2,193
1 Year	rr_ExpenseExampleNoRedemptionYear01	705
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,309
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,193
Ivy Global Income Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.30%
1 Year	rr_ExpenseExampleYear01	633
3 Years	rr_ExpenseExampleYear03	1,041
5 Years	rr_ExpenseExampleYear05	1,376
10 Years	rr_ExpenseExampleYear10	2,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Years	rr_ExpenseExampleNoRedemptionYear03	741
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,276
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,497
Ivy Global Income Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	205
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	2,425
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,425
Ivy Global Income Allocation Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,175
5 Years	rr_ExpenseExampleYear05	1,652
10 Years	rr_ExpenseExampleYear10	2,963
1 Year	rr_ExpenseExampleNoRedemptionYear01	723
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,175
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,652
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,963
Ivy Global Income Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,206
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	307
5 Years	rr_ExpenseExampleNoRedemptionYear05	539
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,206
Ivy Global Income Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,504
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	389
5 Years	rr_ExpenseExampleNoRedemptionYear05	679
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,504
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	7.64%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.54%
60% MSCI World High Dividend Yeild Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[2]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.66%	[2]
Lipper Mixed Asset Target Allocation Growth Funds Universe Average (net of fees and expenses) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	3.13%

[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	(The Fund's benchmark changed from J.P. Morgan Non-U.S. Government Bond Index and MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the 60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 4, 2012